CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments: a-l) (Details) MMBTU in Thousands, m³ in Millions, $ in Millions					12 Months Ended
	Dec. 31, 2024 USD ($) m³	Dec. 30, 2019 MMBTU	May 09, 2018 MMBTU	Apr. 24, 2017 MW	Dec. 31, 2024 USD ($) m³	Jun. 30, 2008 USD ($)
Techgen S.A. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	$ 58.7				$ 58.7
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A. | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required					80.00%
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario one | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required					80.00%
Long-term purchase commitment, percentage of penalty					7.00%
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario one | Bottom of range | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated					70.00%
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario one | Top of range | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated					75.00%
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario two | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required					80.00%
Long-term purchase commitment, percentage of penalty					15.00%
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario two | Bottom of range | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated					70.00%
Industrial Gas | Air Liquide Argentina S.A. | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 58.8				$ 58.8
Industrial Gas | Praxair Mexico | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 421.0
Long-term purchase commitment , minimum annual consumption, volume | m³	96				96
Long-term purchase commitment , minimum annual consumption, amount	$ 4.5				$ 4.5
Natural Gas | Tecpetrol | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	10.2				10.2
Natural Gas | Transportadora de Gas del Norte S.A. and Energy Consulting Services S.A. | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	28.5				28.5
Natural Gas | Gas Industrial de Monterrey, S.A. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	19.1				19.1
Guarantor obligations, amount	28.8				28.8
Long-term purchase commitment, obligations outstanding	9.5				9.5
Property, plant and equipment | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	35.8				35.8
Property, plant and equipment | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	1,300.0				1,300.0
Wind Generation Farm | Ternium Argentina
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	62.0				62.0
Electric Power | Techgen S.A. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, term				25 years
Long-term purchase commitment, electrical demand | MW				699
Percentage of electricity capacity supplied				78.00%
Natural Gas Transportation | Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, term			10 years
Long-term purchase commitment, contracted daily capacity | MMBTU			60
Long-term purchase commitment, annual cost	3.7				3.7
Natural Gas Transportation | Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V. | Ternium Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, term		15 years
Long-term purchase commitment, contracted daily capacity | MMBTU		31
Long-term purchase commitment, annual cost	4.8				4.8
Natural Gas Transportation | Kinder Morgan Gas Natural de Mexico, S. de R.L. de C.V., Kinder Morgan Texas Pipeline LLC, Kinder Morgan Tejas Pipeline LLC | Ternium Mexico
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	$ 79.1				79.1
Guarantor obligations, percentage	48.00%
Natural Gas Transportation | Kinder Morgan Gas Natural de Mexico, S. de R.L. de C.V., Kinder Morgan Texas Pipeline LLC, Kinder Morgan Tejas Pipeline LLC | Techgen
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, obligations outstanding	$ 164.8				$ 164.8